Fair value of financial instruments	6 Months Ended
Jun. 30, 2022
Disclosure of fair value measurement of assets [abstract]
Fair value of financial instruments	Fair value of financial instruments
This section should be read in conjunction with Note 17, Fair value of financial instruments of the Barclays PLC Annual Report 2021 which provides more detail about accounting policies adopted, valuation methodologies used in calculating fair value and the valuation control framework which governs oversight of valuations. There have been no changes in the accounting policies adopted or the valuation methodologies used.
Valuation
The following table shows the Group’s assets and liabilities that are held at fair value disaggregated by valuation technique (fair value hierarchy) and balance sheet classification:

	Valuation technique using
	Quoted market prices	Observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
As at 30.06.22	£m	£m	£m	£m
Trading portfolio assets	58,419	64,329	4,256	127,004
Financial assets at fair value through the income statement	1,115	202,026	9,582	212,723
Derivative financial instruments	11,653	329,329	3,873	344,855
Financial assets at fair value through other comprehensive income	22,455	40,696	43	63,194
Investment property	—	—	5	5
Total assets	93,642	636,380	17,759	747,781

Trading portfolio liabilities	(47,870)	(28,686)	(82)	(76,638)
Financial liabilities designated at fair value	(193)	(254,496)	(447)	(255,136)
Derivative financial instruments	(12,674)	(304,343)	(4,379)	(321,396)
Total liabilities	(60,737)	(587,525)	(4,908)	(653,170)

As at 31.12.21
Trading portfolio assets	80,926	63,828	2,281	147,035
Financial assets at fair value through the income statement	5,093	177,167	9,712	191,972
Derivative financial instruments	6,150	252,412	4,010	262,572
Financial assets at fair value through other comprehensive income	22,009	39,706	38	61,753
Investment property	—	—	7	7
Total assets	114,178	533,113	16,048	663,339

Trading portfolio liabilities	(27,529)	(26,613)	(27)	(54,169)
Financial liabilities designated at fair value	(174)	(250,376)	(410)	(250,960)
Derivative financial instruments	(6,571)	(244,253)	(6,059)	(256,883)
Total liabilities	(34,274)	(521,242)	(6,496)	(562,012)
The following table shows the Group’s Level 3 assets and liabilities that are held at fair value disaggregated by product type:

	As at 30.06.22		As at 31.12.21
	Assets	Liabilities	Assets	Liabilities
	£m	£m	£m	£m
Interest rate derivatives	1,573	(1,849)	1,091	(1,351)
Foreign exchange derivatives	786	(560)	376	(374)
Credit derivatives	234	(615)	323	(709)
Equity derivatives	1,280	(1,355)	2,220	(3,625)
Corporate debt	1,171	(13)	1,205	(21)
Reverse repurchase and repurchase agreements	178	(188)	13	(172)
Non-asset backed loans	8,660	—	6,405	—
Asset backed securities	291	—	558	—
Equity cash products	422	(3)	393	—
Private equity investments	1,297	(8)	1,095	(6)
Other[1]	1,867	(317)	2,369	(238)
Total	17,759	(4,908)	16,048	(6,496)
1Other includes commercial real estate loans, funds and fund-linked products, asset backed loans, issued debt, commercial paper, government sponsored debt and investment property.
Assets and liabilities reclassified between Level 1 and Level 2
During the period, there were no material transfers between Level 1 and Level 2 (period ended 31 December 2021: no material transfers between Level 1 and Level 2).
Level 3 movement analysis
The following table summarises the movements in the balances of Level 3 assets and liabilities during the period. The table shows gains and losses and includes amounts for all financial assets and liabilities that are held at fair value transferred to and from Level 3 during the period. Transfers have been reflected as if they had taken place at the beginning of the period.
Asset and liability moves between Level 2 and Level 3 are primarily due to i) an increase or decrease in observable market activity related to an input or ii) a change in the significance of the unobservable input, with assets and liabilities classified as Level 3 if an unobservable input is deemed significant.

Level 3 movement analysis
						Total gains and (losses) in the period recognised in the income statement		Total gains or (losses) recognised in OCI	Transfers
	As at 01.01.22	Purchases	Sales	Issues	Settle-ments	Trading income	Other income		In	Out	As at 30.06.22
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	389	90	(144)	—	(17)	54	—	—	43	(11)	404
Non-asset backed loans	758	2,448	(459)	—	—	11	—	—	50	(113)	2,695
Asset backed securities	454	72	(80)	—	(297)	(20)	—	—	100	(66)	163
Equity cash products	303	21	(56)	—	—	24	—	—	52	(17)	327
Other	377	326	(42)	—	(5)	56	—	—	39	(84)	667
Trading portfolio assets	2,281	2,957	(781)	—	(319)	125	—	—	284	(291)	4,256

Non-asset backed loans	5,647	1,847	(757)	—	(484)	(334)	—	—	52	(9)	5,962
Equity cash products	90	—	—	—	—	3	2	—	—	—	95
Private equity investments	1,095	99	(16)	—	(1)	84	(26)	—	59	(4)	1,290
Other	2,880	4,817	(5,579)	—	(156)	11	182	—	99	(19)	2,235
Financial assets at fair value through the income statement	9,712	6,763	(6,352)	—	(641)	(236)	158	—	210	(32)	9,582

Private equity investments	—	—	—	—	—	—	—	1	6	—	7
Asset backed securities	38	—	—	—	—	—	—	(2)	—	—	36
Assets at fair value through other comprehensive income	38	—	—	—	—	—	—	(1)	6	—	43

Investment property	7	—	(1)	—	—	—	(1)	—	—	—	5

Trading portfolio liabilities	(27)	(35)	3	—	—	(29)	—	—	—	6	(82)

Financial liabilities designated at fair value	(410)	(5)	—	(13)	47	(22)	—	—	(81)	37	(447)

Interest rate derivatives	(260)	25	—	—	(4)	(305)	(9)	—	271	6	(276)
Foreign exchange derivatives	2	—	—	—	(9)	273	—	—	(65)	25	226
Credit derivatives	(386)	(36)	5	—	60	(99)	—	—	20	55	(381)
Equity derivatives	(1,405)	(83)	—	—	171	980	(1)	—	(9)	272	(75)
Net derivative financial instruments[1]	(2,049)	(94)	5	—	218	849	(10)	—	217	358	(506)

Total	9,552	9,586	(7,126)	(13)	(695)	687	147	(1)	636	78	12,851
1Derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets were £3,873m and derivative financial liabilities were £4,379m.

Level 3 movement analysis
	As at 01.01.21	Purchases	Sales	Issues	Settle- ments	Total gains and (losses) in the period recognised in the income statement		Total gains or (losses) recognised in OCI	Transfers		As at 30.06.21
						Trading income	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	151	305	(87)	—	—	25	—	—	40	(11)	423
Non-asset backed loans	709	620	(131)	—	(84)	13	—	—	124	(106)	1,145
Asset backed securities	686	112	(294)	—	—	(10)	—	—	43	(48)	489
Equity cash products	214	13	(17)	—	—	32	—	—	29	(9)	262
Other	103	21	—	—	(51)	(1)	—	—	162	(1)	233
Trading portfolio assets	1,863	1,071	(529)	—	(135)	59	—	—	398	(175)	2,552

Non-asset backed loans	5,580	698	(299)	—	(687)	(119)	—	—	69	(48)	5,194
Equity cash products	326	160	(194)	—	—	(171)	18	—	1	—	140
Private equity investments	874	106	(9)	—	(8)	(5)	92	—	—	(71)	979
Other	1,726	2,291	(2,389)	—	(162)	(19)	1	—	16	—	1,464
Financial assets at fair value through the income statement	8,506	3,255	(2,891)	—	(857)	(314)	111	—	86	(119)	7,777

Non-asset backed loans	106	—	—	—	—	—	—	—	—	(106)	—
Asset backed securities	47	4	—	—	(5)	—	—	2	—	—	48
Assets at fair value through other comprehensive income	153	4	—	—	(5)	—	—	2	—	(106)	48

Investment property	10	—	(2)	—	—	—	—	—	—	—	8

Trading portfolio liabilities	(28)	(3)	14	—	—	(7)	—	—	—	7	(17)

Financial liabilities designated at fair value	(355)	—	—	—	98	7	(2)	—	(78)	18	(312)

Interest rate derivatives	(2)	9	—	—	33	(121)	4	—	21	(297)	(353)
Foreign exchange derivatives	1	—	—	—	58	(6)	—	—	3	(34)	22
Credit derivatives	(155)	(117)	2	—	(5)	12	(1)	—	1	(1)	(264)
Equity derivatives	(1,614)	(315)	(1)	—	(32)	(221)	(1)	—	28	808	(1,348)
Net derivative financial instruments[1]	(1,770)	(423)	1	—	54	(336)	2	—	53	476	(1,943)

Total	8,379	3,904	(3,407)	—	(845)	(591)	111	2	459	101	8,113
1Derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets were £3,657m and derivative financial liabilities were £5,600m.
Unrealised gains and losses on Level 3 financial assets and liabilities
The following table discloses the unrealised gains and losses recognised in the period arising on Level 3 financial assets and liabilities held at the period end.

	Half year ended 30.06.22				Half year ended 30.06.21
	Income statement		Other compre hensive income	Total	Income statement		Other compre hensive income	Total
	Trading income	Other income			Trading income	Other income
	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	121	—	—	121	35	—	—	35
Financial assets at fair value through the income statement	(165)	(22)	—	(187)	(201)	114	—	(87)
Financial assets at fair value through other comprehensive income	—	—	(1)	(1)	—	—	—	—
Investment properties	—	(1)	—	(1)	—	—	—	—
Trading portfolio liabilities	(35)	—	—	(35)	(6)	—	—	(6)
Financial liabilities designated at fair value	(14)	—	—	(14)	7	—	—	7
Net derivative financial instruments	862	(1)	—	861	(367)	—	—	(367)
Total	769	(24)	(1)	744	(532)	114	—	(418)
Valuation techniques and sensitivity analysis
Sensitivity analysis is performed on products with significant unobservable inputs (Level 3) to generate a range of reasonably possible alternative valuations. The sensitivity methodologies applied take account of the nature of valuation techniques used, as well as the availability and reliability of observable proxy and historical data and the impact of using alternative models.
Current year valuation and sensitivity methodologies are consistent with those described within Note 17, Fair value of financial instruments in the Barclays PLC Annual Report 2021.

Sensitivity analysis of valuations using unobservable inputs

	As at 30.06.22				As at 31.12.21
	Favourable changes		Unfavourable changes		Favourable changes		Unfavourable changes
	Income statement	Equity	Income statement	Equity	Income statement	Equity	Income statement	Equity
	£m	£m	£m	£m	£m	£m	£m	£m
Interest rate derivatives	75	—	(108)	—	51	—	(79)	—
Foreign exchange derivatives	15	—	(22)	—	20	—	(28)	—
Credit derivatives	111	—	(115)	—	111	—	(103)	—
Equity derivatives	107	—	(112)	—	187	—	(195)	—
Corporate debt	36	—	(35)	—	38	—	(28)	—
Non-asset backed loans	298	—	(334)	—	165	—	(256)	—
Equity cash products	73	—	(129)	—	42	—	(61)	—
Private equity investments	272	1	(286)	(1)	246	—	(236)	—
Other[1]	27	—	(36)	—	20	—	(19)	—
Total	1,014	1	(1,177)	(1)	880	—	(1,005)	—
1Other includes commercial real estate loans, funds and fund-linked products, asset backed loans, issued debt, commercial paper, government sponsored debt and investment property.
The effect of stressing unobservable inputs to a range of reasonably possible alternatives, alongside considering the impact of using alternative models, would be to increase fair values by up to £1,015m (December 2021: £880m) or to decrease fair values by up to £1,178m (December 2021: £1,005m) with substantially all the potential effect impacting profit and loss rather than reserves.
Significant unobservable inputs
The valuation techniques and significant unobservable inputs for assets and liabilities recognised at fair value and classified as Level 3 are consistent with Note 17, Fair value of financial instruments in the Barclays PLC Annual Report 2021.
Fair value adjustments
Key balance sheet valuation adjustments are quantified below:

	As at 30.06.22	As at 31.12.21
	£m	£m
Exit price adjustments derived from market bid-offer spreads	(539)	(506)
Uncollateralised derivative funding	(82)	(127)
Derivative credit valuation adjustments	(388)	(212)
Derivative debit valuation adjustments	208	91
•Exit price adjustments derived from market bid-offer spreads increased by £33m to £539m as a result of movements in market bid offer spreads.
•Uncollateralised derivative funding decreased by £45m to £82m as a result of reduction in uncollateralised funding exposure due to increases in interest rates which offset impact of wider funding spreads.
•Derivative credit valuation adjustments increased by £176m to £388m as a result of widening input counterparty credit spreads
•Derivative debit valuation adjustments increased by £117m to £208m as a result of widening input own credit spreads
Portfolio exemption
The Group uses the portfolio exemption in IFRS 13, Fair Value Measurement to measure the fair value of groups of financial assets and liabilities. Instruments are measured using the price that would be received to sell a net long position (i.e. an asset) for a particular risk exposure or to transfer a net short position (i.e. a liability) for a particular risk exposure in an orderly transaction between market participants at the balance sheet date under current market conditions. Accordingly, the Group measures the fair value of the group of financial assets and liabilities consistently with how market participants would price the net risk exposure at the measurement date.
Unrecognised gains as a result of the use of valuation models using unobservable inputs
The amount that has yet to be recognised in income that relates to the difference between the transaction price (the fair value at initial recognition) and the amount that would have arisen had valuation models using unobservable inputs been used on initial recognition, less amounts subsequently recognised, is £117m (December 2021: £133m) for financial instruments measured at fair value and £221m (December 2021: £230m) for financial instruments carried at amortised cost. There are additions and FX gains of £19m (December 2021: £59m) and amortisation and releases of £35m (December 2021: £42m) for financial instruments measured at fair value and additions of £nil (December 2021: £nil) and amortisation and releases of £9m (December 2021: £17m) for financial instruments carried at amortised cost.
Third party credit enhancements
Structured and brokered certificates of deposit issued by the Group are insured up to $250,000 per depositor by the Federal Deposit Insurance Corporation (FDIC) in the United States. The FDIC is funded by premiums that Barclays and other banks pay for deposit insurance coverage. The carrying value of these issued certificates of deposit that are designated under the IFRS 9 fair value option includes this third party credit enhancement. The on balance sheet value of these brokered certificates of deposit amounted to £3,065m (December 2021: £790m).
Comparison of carrying amounts and fair values for assets and liabilities not held at fair value
Valuation methodologies employed in calculating the fair value of financial assets and liabilities measured at amortised cost are consistent with those described within Note 17, Fair value of financial instruments in the Barclays PLC Annual Report 2021.
The following table summarises the fair value of financial assets and liabilities measured at amortised cost on the Group’s balance sheet.

	As at 30.06.22		As at 31.12.21
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets	£m	£m	£m	£m
Loans and advances at amortised cost	395,824	396,475	361,451	362,424
Reverse repurchase agreements and other similar secured lending	1,639	1,639	3,227	3,227

Financial liabilities
Deposits at amortised cost	(568,670)	(568,715)	(519,433)	(519,436)
Repurchase agreements and other similar secured borrowing	(28,566)	(28,569)	(28,352)	(28,358)
Debt securities in issue	(115,906)	(115,777)	(98,867)	(100,657)
Subordinated liabilities	(11,871)	(11,799)	(12,759)	(13,334)